PERSONNEL, SOCIAL CHARGES AND BENEFITS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
PERSONNEL, SOCIAL CHARGES AND BENEFITS
Salaries and wages	R$ 40,171	R$ 55,476
Social charges and benefits	399,229	384,073
Profit sharing	273,384	285,887
Share-based payment plans (Note 29)	33,880	46,223
Total	746,664	771,659
Current	723,380	760,643
Noncurrent	R$ 23,284	R$ 11,016